Related Party Transactions - Schedule of Amount Due from Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder of the Company
Amount due from related parties	$ 204	$ 191
Amount due to related parties	$ 3,631	11,108
Man Guo [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder
Amount due to related parties		918
Dan Shao [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder
Amount due to related parties	$ 3,631	$ 10,190